Consolidated statements of changes in equity (Statement) - USD ($) $ in Thousands		Total	Bonikro Gold Stream	Yamana Group	Troilus Gold Royalty	Valkyrie Royalty Inc.	Coral Gold Resources Ltd.	Blackwater Gold Royalty	Share Options	Restricted Share Units	Deferred Share Units	Common shares	Common shares Bonikro Gold Stream	Common shares Yamana Group	Common shares Troilus Gold Royalty	Common shares Valkyrie Royalty Inc.	Common shares Coral Gold Resources Ltd.	Common shares Blackwater Gold Royalty	Common shares Share Options	Net parent investment	Warrants	Warrants Troilus Gold Royalty	Warrants Coral Gold Resources Ltd.	Contributed surplus	Contributed surplus Share Options	Contributed surplus Restricted Share Units	Contributed surplus Deferred Share Units	Retained Earnings
Beginning balance at Dec. 31, 2018																				$ 38,886
Net income and comprehensive income		$ 1,958																		1,958
Net parent investment																				35,036
Ending balance (in shares) at Dec. 31, 2019	[1]											327,717,520
Ending balance at Dec. 31, 2019		75,880										$ 0								75,880	$ 0			$ 0				$ 0
Net income and comprehensive income		20,111																		2,485								17,626
Net parent investment		15,175																		15,175
Issuance of shares to parent		0										$ 93,540								(93,540)
Deemed issuance to investors of Guerrero Ventures Inc. as part of the Reverse Take-over: Common shares (in shares)	[1]											33,282,236
Deemed issuance to investors of Guerrero Ventures Inc. as part of the Reverse Take-over:		21,737										$ 21,737							$ 1,108						$ 1,108
Dividends declared		(4,187)																										(4,187)
Issuance of shares - Acquisitions (in shares)	[1]											14,777,778	68,738,445	66,500,000	5,769,231	7,399,970	39,994,252	791,854
Issuance of shares – Acquisitions		9,652	$ 38,160	$ 37,786	$ 6,665	$ 8,906	$ 40,232	$ 628				$ 9,652	$ 38,160	$ 37,786	$ 6,456	$ 8,906	$ 37,603	$ 628				$ 209	$ 2,629
Share-based compensation									$ 1,329	$ 1,030	$ 383														$ 1,329	$ 1,030	$ 383
Settlement of restricted share units in common shares (in shares)	[1]											457,838
Settlement of restricted share units in common shares		(393)										$ 366												(759)
Share issuance costs, net of income taxes of $247,000		(624)										$ (624)
Ending balance (in shares) at Dec. 31, 2020	[1]											565,429,124
Ending balance at Dec. 31, 2020		$ 273,578										$ 254,210								$ 0	$ 2,838			$ 3,091				$ 13,439

[1]	The shares issued to the parent upon the Reverse Take-over are deemed to have been issued and outstanding since January 1, 2019 for purposes of these consolidated financial statements.